Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Carrying and Fair Values of Financial Instruments that are not Carried at Fair Value
The carrying and fair values of financial instruments that are not reported at fair value in the consolidated financial statements were
as
follows for the current and comparative periods:

(€‘000)	As at December 31, 2022
	Financial assets at amortized cost	Fair value
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	—	—
Other non-current assets	264	264
Trade receivables and other current assets	1 118	1 118
Short-term investments	—	—
Cash and cash equivalents	12 445	12 445

Total	13 827	13 827

For the above-mentioned financial assets, the carrying amount as per December 31, 2022, is a reasonable approximation of their fair value.

(€‘000)	As at December 31, 2022
	Financial liabilities at amortized cost	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Lease liabilities	255	255
RCAs liability	5 021	5 021
Trade payables	4 752	4 752

Total	10 028	10 028

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2022, is a reasonable approximation of their fair value.

(€‘000)	As at December 31, 2021
	Financial assets at amortized cost	Fair value
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2 209	2 209
Other non-current assets	262	262
Trade receivables and other current assets	668	668
Short-term investments	—	—
Cash and cash equivalents	30 018	30 018

Total	33 157	33 157

For the above-mentioned financial assets, the carrying amount as per December 31, 2021, is a reasonable approximation of their fair value.

(€‘000)	As at December 31, 2021
	Financial liabilities at amortized cost	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Finance lease liabilities	2 632	2 632
RCAs liability	6 213	6 213
Trade payables and other current liabilities	6 611	6 611

Total	15 456	15 456

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2021, is a reasonable approximation of their fair value.

Schedule of Financial Assets and Liabilities Measured at Fair Value
Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs.

(€‘000)	As at December 31, 2022
	Level I	Level II	Level III	Total
Liabilities
Contingent consideration and other financial liabilities	—	—	—	—

Total Liabilities	—	—	—	—

(€‘000)	As at December 31, 2021
	Level I	Level II	Level III	Total
Liabilities
Contingent consideration and other financial liabilities	—	—	14 679	14 679

Total Liabilities	—	—	14 679	14 679

Contingent Consideration and Other Financial Liabilities
The change in the balance is detailed as follows:

(€‘000)	For the year ended
	2022	2021
Opening balance Contingent consideration at January 1,	14 679	15 526
Milestone payment	—	—
Fair value adjustment	(14 679)	(847)
Closing balance Contingent consideration at December 31,	—	14 679

Sensitivity Analysis Performed on Main Assumptions

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	50%	28%	60%	90%	7.5%
CYAD-101	100%	49%	23%	43%	93%	4.6%